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                             GT GLOBAL INCOME FUNDS

                  SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 1997

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THE  FOLLOWING SUPPLEMENTS  THE DISCUSSION  UNDER "HOW  TO INVEST  -- PURCHASING
CLASS B SHARES" WITH RESPECT TO EACH FUND:

Class B shares of a Fund may not be purchased for a Savings Incentive Match Plan for Employees of Small Employers Individual Retirement Accounts ("SIMPLE IRAs") for which a designated financial institution was selected by the employer on Form 5305-SIMPLE. Class B shares of a Fund may still be purchased for SIMPLE IRAs using Form 5304-SIMPLE. In addition, Class A shares of a Fund may still be purchased for all SIMPLE IRAs.

THE FOLLOWING  REVISES  AND  SUPERSEDES, AS  APPLICABLE,  THE  DISCUSSION  UNDER
"MANAGEMENT" WITH RESPECT TO GT GLOBAL GOVERNMENT INCOME FUND ("GLOBAL GOVERNMENT INCOME FUND"), GT GLOBAL STRATEGIC INCOME FUND ("STRATEGIC INCOME FUND") AND GLOBAL HIGH INCOME PORTFOLIO ("HIGH INCOME PORTFOLIO"):

Michael Mabbutt has been named a Portfolio Manager for Global Government Income Fund, Strategic Income Fund and High Income Portfolio. Mr. Mabbutt joined Chancellor LGT Asset Management, Inc. (the "Manager") and LGT Asset Management PLC (London), an affiliate of the Manager, in December 1996. He was appointed Head of Global Emerging Market Debt for the Manager in April 1997. Prior to joining the Manager, he was a Senior Portfolio Manager for global fixed income at Baring Asset Management in London from 1992 to 1996. At Baring Asset Management, he was responsible for developing the emerging market debt process as head of the five member Emerging Market Fixed Income Strategy Group.

Cheng-Hock Lau has been named the other Portfolio Manager for High Income Portfolio. Mr. Lau has been Chief Investment Officer for Developed Market Debt for the Manager since November 1996, and was a Senior Portfolio Manager for global/international fixed income for the Manager from July 1995 to November 1996. Mr. Lau was a Senior Vice President and Senior Portfolio Manager for Fiduciary Trust Company International from 1993 to 1995, and Vice President at Bankers Trust Company from 1991 to 1993. Mr. Lau remains the other Portfolio Manager for Global Government Income Fund and Strategic Income Fund.

On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc., and the resulting entity was renamed Chancellor LGT Asset Management, Inc. Prior to October 31, 1996, Mr. Lau was an employee only of Chancellor Capital.

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INCST704000M                                                      April 28, 1997